Biological Assets - Schedule of Changes in Agricultural Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Grains [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	R$ 38,186	R$ 22,138
Increases due to planting	483,615	448,427
Increases due to handling
Change in fair value	69,754	68,552
Reductions due to harvesting	(544,730)	(500,253)
Exchange variation	(1,351)	(678)
Ending balance	45,474	38,186
Historical cost	40,336
Fair value	5,138
Total balance	45,474
Current	45,474
Cotton [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	77,933	61,896
Increases due to planting	60,315	111,954
Increases due to handling
Change in fair value	(15,446)	(5,421)
Reductions due to harvesting	(80,105)	(90,094)
Exchange variation	(85)	(402)
Ending balance	42,612	77,933
Historical cost	38,963
Fair value	3,649
Total balance	42,612
Current	42,612
Sugarcane [Member]
Schedule of Changes in Agricultural Activity [Line Items]
Opening balance	122,462	111,636
Increases due to planting
Increases due to handling	265,269	300,016
Change in fair value	(23,062)	41,812
Reductions due to harvesting	(215,197)	(330,782)
Exchange variation	(35)	(220)
Ending balance	149,437	R$ 122,462
Historical cost	117,776
Fair value	31,661
Total balance	149,437
Current	R$ 149,437